AAM Sawgrass U.S. Small Cap Quality Growth ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Communication Services - 1.6%
IMAX Corp. (a)(b)	1,322	$ 63,245
Madison Square Garden Entertainment Corp. (a)	794	61,344
		124,589

Consumer Discretionary - 8.6%
Acushnet Holdings Corp.	800	81,016
Boyd Gaming Corp.	605	51,461
Laureate Education, Inc. (a)	3,328	127,496
Lindblad Expeditions Holdings, Inc. (a)	1,757	51,972
Monarch Casino & Resort, Inc.	1,057	129,747
Perdoceo Education Corp.	1,267	40,303
Phinia, Inc.	1,603	117,965
Rush Street Interactive, Inc. (a)	1,512	40,688
Urban Outfitters, Inc. (a)	418	31,007
		671,655

Consumer Staples - 5.2%
Chefs' Warehouse, Inc. (a)	768	88,589
Mama's Creations, Inc. (a)	3,249	59,879
PriceSmart, Inc.	1,346	261,003
		409,471

Energy - 7.0%
Archrock, Inc.	6,306	225,502
Oceaneering International, Inc. (a)	2,565	125,121
REX American Resources Corp. (a)	2,589	111,431
Riley Exploration Permian, Inc.	2,541	87,080
		549,134

Financials - 12.9%
Bread Financial Holdings, Inc.	1,120	121,038
Enova International, Inc. (a)	767	194,925
FirstCash Holdings, Inc.	544	110,982
NCR Atleos Corp. (a)	992	46,654
Red River Bancshares, Inc.	767	77,122
SmartFinancial, Inc.	732	38,357
StoneX Group, Inc. (a)	4,238	324,465
Victory Capital Holdings, Inc. - Class A	927	91,801
		1,005,344

Health Care - 24.5%
Axogen, Inc. (a)	877	37,018
Axsome Therapeutics, Inc. (a)	477	103,981
Bioventus, Inc. - Class A (a)	12,561	165,428
BrightSpring Health Services, Inc. (a)	4,190	250,185
Brookdale Senior Living, Inc. (a)	4,324	63,130
CareDx, Inc. (a)	2,554	111,635
Ensign Group, Inc.	326	58,080
Glaukos Corp. (a)	278	46,348
Guardian Pharmacy Services, Inc. - Class A (a)	5,622	222,238
Halozyme Therapeutics, Inc. (a)(b)	652	53,816
iRadimed Corp.	2,497	226,878

Krystal Biotech, Inc. (a)	434		148,046
LeMaitre Vascular, Inc.	1,095		110,945
LifeStance Health Group, Inc. (a)	9,012		94,446
Ligand Pharmaceuticals, Inc. (a)	111		31,917
TG Therapeutics, Inc. (a)	661		34,392
Travere Therapeutics, Inc. (a)	810		45,271
Viemed Healthcare, Inc. (a)	9,437		110,130
			1,913,884

Industrials - 25.1% (c)
AAR Corp. (a)	439		61,478
Applied Industrial Technologies, Inc.	355		122,550
AZZ, Inc.	815		117,947
Blue Bird Corp. (a)(b)	1,097		81,606
EnerSys	376		69,955
Enpro, Inc.	281		88,211
ESCO Technologies, Inc.	478		150,709
GATX Corp.	277		49,547
Gorman-Rupp Co.	2,527		205,167
Granite Construction, Inc.	1,379		166,818
Liquidity Services, Inc. (a)	1,026		39,993
Mueller Industries, Inc.	2,818		187,143
MYR Group, Inc. (a)	358		119,293
NWPX Infrastructure, Inc. (a)	823		101,295
OPENLANE, Inc. (a)	3,201		127,272
Preformed Line Products Co.	134		47,835
Standex International Corp.	197		58,410
Sterling Infrastructure, Inc. (a)	162		96,677
V2X, Inc. (a)	756		68,221
			1,960,127

Information Technology - 14.5%
A10 Networks, Inc.	5,385		159,234
ACM Research, Inc. - Class A (a)	733		57,519
Advanced Energy Industries, Inc.	547		158,367
Bel Fuse, Inc. - Class B	384		104,436
Cirrus Logic, Inc. (a)	637		82,396
Clear Secure, Inc. - Class A	1,292		71,370
CTS Corp.	1,990		127,599
Digi International, Inc. (a)	2,766		192,846
Sanmina Corp. (a)	961		178,323
			1,132,090
TOTAL COMMON STOCKS (Cost $6,185,423)			7,766,294

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.8%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (d)	144,748		144,748
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $144,748)			144,748

MONEY MARKET FUNDS - 0.7%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.65% (d)	54,092		54,092
TOTAL MONEY MARKET FUNDS (Cost $54,092)			54,092

TOTAL INVESTMENTS - 101.9% (Cost $6,384,263)			7,965,134
Liabilities in Excess of Other Assets - (1.9)%		(0.01881)	(147,063)
TOTAL NET ASSETS - 100.0%			$ 7,818,071
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $141,537.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

AAM Sawgrass U.S. Small Cap Quality Growth ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 7,766,294	$ –	$ –	$ 7,766,294
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	144,748
Money Market Funds	54,092	–	–	54,092
Total Investments	$ 7,820,386	$ –	$ –	$ 7,965,134

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.